Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Energy Portfolio
May 31, 2025
ENE-NPRT1-0725
1.802168.121
Common Stocks - 99.4%
	Shares	Value ($)
CANADA - 9.6%
Energy - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
Canadian Natural Resources Ltd	2,499,760	75,902,648
Cenovus Energy Inc	5,141,206	67,732,725
Imperial Oil Ltd	291,300	20,797,591

TOTAL CANADA		164,432,964
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA	149,300	2,528,431
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Odfjell Drilling Ltd	721,618	4,496,238
UNITED KINGDOM - 2.9%
Energy - 2.9%
Energy Equipment & Services - 2.9%
Subsea 7 SA	106,600	1,815,063
TechnipFMC PLC	1,539,672	47,960,783

TOTAL UNITED KINGDOM		49,775,846
UNITED STATES - 86.5%
Energy - 82.2%
Energy Equipment & Services - 8.0%
Baker Hughes Co Class A	1,011,700	37,483,485
National Energy Services Reunited Corp (a)	4,251,020	26,271,304
Schlumberger NV	1,916,869	63,352,520
Valaris Ltd (a)(b)	264,800	9,961,776
		137,069,085
Oil, Gas & Consumable Fuels - 74.2%
Antero Resources Corp (a)	845,700	31,671,465
Cheniere Energy Inc	381,012	90,296,034
Chevron Corp	713,617	97,551,444
Chord Energy Corp	74,752	6,727,680
ConocoPhillips	539,966	46,086,098
Diamondback Energy Inc	350,600	47,173,230
Energy Transfer LP	4,917,800	85,963,144
EOG Resources Inc	66,664	7,237,710
Expand Energy Corp	204,000	23,690,520
Exxon Mobil Corp	4,093,372	418,751,956
Hess Corp	390,100	51,567,319
Marathon Petroleum Corp	518,892	83,406,700
Northern Oil & Gas Inc	66,460	1,766,507
Occidental Petroleum Corp	916,115	37,359,170
Ovintiv Inc	874,300	31,317,426
Permian Resources Corp Class A	1,242,700	15,670,447
Phillips 66	188,273	21,365,220
Range Resources Corp	727,000	27,655,080
SM Energy Co	122,900	2,878,318
Targa Resources Corp	273,900	43,257,027
Valero Energy Corp	481,700	62,124,849
Williams Cos Inc/The	574,100	34,738,791
		1,268,256,135
TOTAL ENERGY		1,405,325,220

Industrials - 0.5%
Machinery - 0.5%
Chart Industries Inc (a)	49,500	7,764,570
Utilities - 3.8%
Independent Power and Renewable Electricity Producers - 3.8%
Vistra Corp	406,900	65,335,933
TOTAL UNITED STATES		1,478,425,723
TOTAL COMMON STOCKS (Cost $1,033,487,320)		1,699,659,202

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	1,101,158	1,101,378
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	10,515,556	10,516,608
TOTAL MONEY MARKET FUNDS (Cost $11,617,986)			11,617,986

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,045,105,306)	1,711,277,188
NET OTHER ASSETS (LIABILITIES) - 0.0%	(808,051)
NET ASSETS - 100.0%	1,710,469,137

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	62,644,746	61,543,368	32,622	-	-	1,101,378	1,101,158	0.0%
Fidelity Securities Lending Cash Central Fund	51,474,282	273,331,680	314,289,354	19,776	-	-	10,516,608	10,515,556	0.0%
Total	51,474,282	335,976,426	375,832,722	52,398	-	-	11,617,986

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.